Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net [Abstract]
Summary of property and equipment, net
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Computer, equipment and furniture	86,346	110,209	18,206
Motor vehicles	5,393	5,732	947
Leasehold improvements	43,055	35,555	5,873
Total	134,794	151,496	25,026
Less: accumulated depreciation	(32,247)	(56,370)	(9,312)
Net book value	102,547	95,126	15,714